Operational context	12 Months Ended
Dec. 31, 2024
Operational context
Operational context

1.    Operational context

CI&T Inc. (“CI&T” or “Parent Company”) is a publicly held company incorporated in the Cayman Islands in June 2021, headquartered at Estrada Giuseppina Vianelli Di Napoli, 1455, Polo II de Alta Tecnologia, in the City of Campinas, State of São Paulo, Brazil. As a holding company, it is mainly engaged in the investment, as a partner or shareholder, in other companies, consortia or joint ventures in Brazil, in the United States of America, and other countries. The Company’s subsidiaries are mainly engaged in the development of customizable software through the implementation of software solutions, including machine learning, artificial intelligence, analytics, cloud migration and mobility technologies.

These consolidated financial statements comprise the Parent Company and its subsidiaries (collectively referred to as the “Group”).

Since November 10, 2021 CI&T has been a publicly-held company registered with the US Securities and Exchange Commission (the “SEC”) and its shares are traded on the New York Stock Exchange (“NYSE”) under the ticker symbol “CINT”.

1.1 Organizational structure

The table below outlines the information on the Parent Company’s direct and indirect subsidiaries:

		December 31,2024		December 31,2023		December 31,2022
Subsidiaries	Country of origin	Direct	Indirect	Direct	Indirect	Direct	Indirect
CI&T Delaware LLC	United States	100%	-	100%	-	100%	-
CI&T Software S.A. (“CI&T Brazil”)	Brazil	-	100%	-	100%	-	100%
CI&T Japan, Inc. (“CI&T Japan”)	Japan	-	100%	-	100%	-	100%
CI&T China Inc. (“CI&T China”)	China	-	100%	-	100%	-	100%
CI&T P. Unipessoal Lda. (“CI&T Portugal”)	Portugal	-	100%	-	100%	-	100%
CI&T Australia PTY Ltd.	Australia	-	100%	-	100%	-	100%
Dextra Inc. (a)	United States	-	-	-	-	-	100%
CINQ Inc.	United States	-	100%	-	100%	-	100%
CI&T Inc. (“CI&T US”)	United States	-	100%	-	100%	-	100%
CI&T Software Inc. (“CI&T Canada”)	Canada	-	100%	-	100%	-	100%
CI&T UK Limited. (“CI&T UK”)	United Kingdom	-	100%	-	100%	-	100%
CI&T Colombia	Colombia	-	100%	-	100%	-	100%
CI&T Argentina S/A	Argentina	-	100%	-	100%	-	100%
CI&T Financial Services Solutions, LLC	United States	-	100%	-	100%	-	100%
CI&T FinTech Services, Inc.	United States	-	100%	-	100%	-	100%
CI&T Holding Company Ltd (b)	United Kingdom	100%	-	100%	-	100%	-
CI&T Digital Ltd (b)	United Kingdom	-	100%	-	100%	-	100%
Somo Global Inc.	United States	-	100%	-	100%	-	100%
Somo Global SAS. (“Somo Colombia”)	Colombia	-	100%	-	100%	-	100%
CI&T Philippines, Inc (c)	Philippines	-	100%	-	-	-	-
CI&T SG PTE. LTD. (“CI&T Singapore”) (c)	Singapore	-	100%	-	-	-	-
Ideonyx Ltd (in liquidation)	United Kingdom	-	100%	-	100%	-	100%
Somo Ltd (dormant)	United Kingdom	-	100%	-	100%	-	100%
CI&T Oceania PTY Ltd (“CI&T Oceania”)	Australia	100%	-	100%	-	100%	-
Unconstrained Thinking PTY Ltd (a)	Australia	-	-	-	-	-	100%

(a)	In 2023, these companies were extinct.
(b)	In 2024, Somo Global Ltd was renamed to CI&T Holding Company Ltd and Somo Custom Ltd was renamed to CI&T Digital Ltd.
(c)

In 2024, CI&T Philippines and CI&T Singapore were incorporated, both as a direct subsidiaries of CI&T Holding Company Ltd. These subsidiaries are expected to begin their operations during the 1st quarter of 2025.